Consolidated Statements of Financial Position - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Cash and due from banks	$ 2,464,648	$ 2,764,884
Transactions in the course of collection	415,505	772,196
Financial assets held for trading at fair value through profit or loss:
Derivative financial instruments	2,035,540	2,960,706
Debt financial instruments	3,363,624	3,433,745
Others	409,328	257,325
Financial assets at fair value through other comprehensive income:
Debt financial instruments	3,786,525	3,967,392
Equity instruments	11,912	6,545
Derivative financial instruments for hedging purposes	49,065	27,077
Financial assets at amortized cost:
Rights by resale agreements and securities lending	71,822	54,061
Debt financial instruments	1,431,083	902,355
Loans and advances to Banks	2,518,590	2,173,151
Loans to customers - Commercial loans	19,770,403	19,987,278
Loans to customers - Residential mortgage loans	12,277,266	11,371,676
Loans to customers - Consumer loans	4,893,418	4,545,734
Investments in other companies	65,082	56,177
Intangible assets	170,614	140,030
Property and equipment	201,657	210,124
Right-of-use assets	108,889	94,921
Current tax assets	141,194	187,401
Deferred tax assets, net	320,406	368,186
Other assets	1,186,013	814,117
Non-current assets and disposal groups held for sale	25,457	13,773
TOTAL ASSETS	55,718,041	55,108,854
LIABILITIES
Transactions in the course of payments	356,871	681,792
Financial liabilities held for trading at fair value through profit or loss:
Derivative financial instruments	2,196,116	3,101,469
Others	2,305	6,271
Derivative Financial Instruments for hedging purposes	160,602	223,016
Financial liabilities at amortized cost:
Current accounts and other demand deposits	13,670,793	13,592,155
Saving accounts and time deposits	15,538,196	14,358,987
Obligations by repurchase agreements and securities lending	157,173	216,264
Borrowings from financial institutions	5,360,715	5,397,676
Debt financial instruments issued	9,360,065	9,267,947
Other financial obligations	339,305	344,030
Lease liabilities	101,480	89,369
Regulatory capital financial instruments	1,039,814	1,010,905
Provision for dividends	373,090	422,830
Provisions for contingent loan credit risk	89,640	143,489
Other provisions	38,020	36,711
Current tax liabilities	808	932
Employee benefits	154,132	139,315
Other liabilities	696,971	644,259
TOTAL LIABILITIES	49,636,096	49,677,417
EQUITY
Capital	2,418,833	2,418,833
Reserves	1,208,562	1,172,196
Accumulated other comprehensive income	24,242	(69,429)
Retained earnings:
Retained earnings from previous periods	1,429,370	886,866
Income for the year	1,374,026	1,445,799
Less: Provision for dividends	(373,090)	(422,830)
Shareholders of the Bank	6,081,943	5,431,435
Non-controlling interest	2	2
TOTAL EQUITY	6,081,945	5,431,437
TOTAL LIABILITIES AND EQUITY	$ 55,718,041	$ 55,108,854